UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.): |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alesco Advisors LLC
Address: 1080 Pittsford-Victor Road
         Pittsford, New York 14534

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ned W. Roman
Title: Compliance Officer
Phone: (585) 586-0970

Signature, Place, and Date of Signing:

/s/ Ned W. Roman                                                   10/13/2004
------------------------          Pittsford, New York          ----------------
       (Signature)                   (City, State)                   (Date)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  $146,422
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2         COLUMN 3  COLUMN 4  COLUMN 5             COLUMN 6    COLUMN 7   COLUMN 8

NAME OF ISSUER               TITLE OF CLASS   CUSIP        VALUE  SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
                                                         x$1,000  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED    NONE
Bank of America Corporation  Com               60505104   $7,218  166,590   SH         Other                       0   0     166,590
Phoenix Footware Group Inc   Com              71903M100   $4,873  695,200   SH         Other                       0   0     695,200
Xerox Corp.                  Com              984121103     $365   25,924   SH         Other                  25,924   0           0
Amnet Mortgage Inc.          Com              03169A108     $645   81,600   SH         Other                       0   0      81,600
Aura Systems                 Com               51526101       $5   79,001   SH         Sole                        0   0      79,001
Anheuser Busch Cos Inc       Com              035229103     $679   13,591   SH         Other                  13,591   0           0
Brown & Brown Inc            Com              115236101     $384    8,402   SH         Other                       0   0       8,402
SPDR TR                      Unit Ser 1       78462F103  $32,302  289,032   SH         Sole                  273,357   0      15,675
ISHARES TR                   S&P 500 Index    464287200  $18,084  161,750   SH         Sole                  157,450   0       4,300
ISHARES                      S&P SMLCAP 600   464287804  $14,150   98,097   SH         Sole                   89,397   0       8,700
ISHARES                      S&P MIDCAP 400   464287507  $13,902  116,984   SH         Sole                  106,344   0      10,350
ISHARES                      MSCI EAFE IDX    464287465  $11,487   81,238   SH         Sole                   77,738   0       3,500
ISHARES                      S&P MIDCP GROW   464287606   $8,285   69,000   SH         Sole                   66,050   0       2,950
ISHARES                      S&P SMLCP GROW   464287887   $7,541   79,910   SH         Sole                   75,660   0       4,250
ISHARES                      S&P MIDCP VALU   464287705   $5,521   47,900   SH         Sole                   44,550   0       3,350
ISHARES                      S&P 500/BAR VAL  464287408   $6,255  108,675   SH         Sole                  102,875   0       5,800
ISHARES                      S&P 500/BAR GRW  464287309   $6,249  116,021   SH         Sole                  110,496   0       5,525
ISHARES                      S&P SMLCP VALU   464287879   $4,662   42,625   SH         Sole                   39,050   0       3,575
DIAMONDS TR                  Unit Ser 1       252787106     $460    4,565   SH         Sole                    4,665   0           0
STREETTRACKS SER TR          WILSHIRE REIT    86330E604   $1,649   10,645   SH         Sole                   10,645   0           0
Microsoft Corp.              Com              594918104   $1,023   37,004   SH         Other                       0   0      37,004
MIDCAP SPDR TR               Unit Ser 1       595635103     $683    6,300   SH         Sole                    6,300   0           0